COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2016
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2016:

US$
Years ending September 30,
2017	5,562
2018	2,057
2019	466
2020	209
2021	6

8,300

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2014, 2015 and 2016, total rental expenses for all operating leases amounted to US$5,786, US$6,955 and US$6,857, respectively.

Legal contingencies

The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.

Assets pledged as security for bank borrowing

As disclosed in Note 15, on June 24, 2016, CDEL Cayman entered into a loan agreement for a RMB103.6 million (US$15,542) term loan facility. The facility was secured by a term deposit of RMB103.6 million provided by Champion Technology, which was recorded as “restricted cash” on the consolidated balance sheet as of September 30, 2016.